INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Significant components of the Company's net deferred tax assets and liability
The Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	As of December 31, 2014	As of December 31, 2013
Deferred Tax Asset
Net-operating loss carryforward	$8,001	$1,579
Stock-based compensation	909	1,300
Others	107	—
Total Deferred Tax Assets	9,017	2,879
Valuation Allowance	(9,017)	(2,879)
Deferred Tax Asset, Net of Allowance	$—	$—

Schedule Of Effective Income Tax Rate Reconciliation
The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	As of December 31, 2014	For the period from September 18, 2013 to December 31, 2013
Statutory Federal Income Tax Rate	(34.0)%	(34.0)%
State Taxes, Net of Federal Tax Benefit	(5.0)%	(5.0)%
Change in Valuation Allowance	39.3%	24.3%
Stock-based Merger Costs	—	14.7%
Others	(0.3)%	—
Income Tax Provision (Benefit)	0.0%	0.0%

	As of December 31, 2014	For the period from September 18, 2013 to December 31, 2013
Federal
Current	$—	$—
Deferred	7,871	2,513
State
Current	—	—
Deferred	1,146	366
Change in Valuation Allowance	(9,017)	(2,879)
Income Tax Provision (Benefit)	$—	$—